Expense Example {- Gold Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Gold Portfolio - Gold Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942